Organization and Summary of Significant Accounting Policies (Details 17) (USD $)	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Weighted average grant date fair value:
Options issued at grant date market value
Options issued above grant date market value	$ 10.48	$ 10.29	$ 7.48
Assumptions:
Risk free interest rates	0.95%	1.23%	1.08%
Expected volatility	57.58%	59.88%	59.89%
Expected dividend yield	1.69%	1.74%	1.54%
Expected term (in years)	6 years	6 years	4 years